Basis of Preparation and Summary of Significant Accounting Policies - Reconciliation of Carrying Amounts Under IAS 39, Net of Tax on Shareholders' Equity and Total Equity (Detail) - CAD ($)
$ in Millions
		12 Months Ended
	Nov. 01, 2017	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2016	Oct. 31, 2015
Assets
Cash and non-interest-bearing deposits with banks		$ 3,440	$ 4,380	$ 3,500	$ 3,053
Interest-bearing deposits with banks		10,712	13,311
Securities measured at amortized cost
From AFS and HTM securities		3,970
Securities		93,419	101,664
Cash collateral on securities borrowed		5,035	5,488
Securities purchased under resale agreements		40,383	43,450
Loans
Loans, net of allowance for credit losses		356,734	371,396
Other		55,541	57,410
Total assets		565,264	597,099
LIABILITIES AND EQUITY
Deposits		439,706	461,015
Cash collateral on securities lent		2,024	2,731
Obligations related to securities sold under repurchase agreements		27,971	30,840
Subordinated indebtedness		3,209	4,080
Obligations related to securities sold short		13,713	13,782
Other		47,404	49,535
Equity
Contributed surplus		137	136
Retained earnings		16,101	18,537
Accumulated other comprehensive income
Closing balance		452	777
Total shareholders' equity		31,035	34,943
Non-controlling interests		202	173
Total equity		31,237	35,116	23,673
Total liabilities and equities		565,264	597,099
Preference shares [member]
Equity
Issued capital		1,797	2,250
Accumulated other comprehensive income
Total equity		1,797	2,250	1,000	1,000
Common shares [member]
Equity
Issued capital		12,548	13,243
Accumulated other comprehensive income
Total equity		12,548	13,243	$ 8,026	$ 7,813
IAS 39 [member]
Assets
Cash and non-interest-bearing deposits with banks		3,440
Interest-bearing deposits with banks		10,712
Trading and FVO securities
Opening balance		50,827
AFS and HTM securities
Opening balance		42,592
Securities measured at amortized cost
Securities		93,419
Cash collateral on securities borrowed		5,035
Securities purchased under resale agreements		40,383
Loans
Loans, net of allowance for credit losses		356,734
Loans		356,734
Other		55,541
Total assets		565,264
LIABILITIES AND EQUITY
Deposits		439,706
Cash collateral on securities lent		2,024
Obligations related to securities sold under repurchase agreements		27,971
Subordinated indebtedness		3,209
Obligations related to securities sold short		13,713
Other		47,404
Total liabilities		534,027
Equity
Contributed surplus		137
Retained earnings		16,101
Accumulated other comprehensive income
Closing balance		452
Total shareholders' equity		31,035
Non-controlling interests		202
Total equity		31,237
Total liabilities and equities		565,264
IAS 39 [member] | Preference shares [member]
Equity
Issued capital		1,797
IAS 39 [member] | Common shares [member]
Equity
Issued capital		12,548
IAS 39 [member] | Loans [member]
Loans
Loans mandatorily measured at FVTPL		0
Reclassification [member]
Assets
Cash and non-interest-bearing deposits with banks		0
Interest-bearing deposits with banks		0
Trading and FVO securities
To securities mandatorily measured and designated at FVTPL		(50,827)
AFS and HTM securities
To debt securities measured at FVOCI		(32,945)
To equity securities designated at FVOCI		(459)
To securities mandatorily measured at FVTPL		(1,092)
To securities measured at amortized cost		(8,096)
Securities mandatorily measured and designated at FVTPL
From AFS securities		1,092
From trading and FVO securities		50,827
From loans		12
Securities measured at amortized cost
Securities		26
Cash collateral on securities borrowed		0
Securities purchased under resale agreements		0
Loans
Loans, net of allowance for credit losses		(375)
Loans		(12)
Other		2
Total assets		16
LIABILITIES AND EQUITY
Deposits		0
Cash collateral on securities lent		0
Obligations related to securities sold under repurchase agreements		0
Subordinated indebtedness		0
Obligations related to securities sold short		0
Other		0
Total liabilities		0
Equity
Contributed surplus		0
Retained earnings		4
Accumulated other comprehensive income
Reclassification of AFS debt securities to securities measured at amortized cost		16
Reclassification of AFS equity securities to securities mandatorily measured at FVTPL		(4)
Total shareholders' equity		16
Non-controlling interests		0
Total equity		16
Total liabilities and equities		16
Reclassification [member] | Preference shares [member]
Equity
Issued capital		0
Reclassification [member] | Common shares [member]
Equity
Issued capital		0
Reclassification [member] | Loans [member]
Loans
Loans mandatorily measured at FVTPL		363
Reclassification [member] | Available-for-sale and held-to-maturity [member]
Securities measured at amortized cost
From AFS and HTM securities		8,110
Reclassification [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Debt securities measured at FVOCI
From AFS securities		32,945
Reclassification [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Equity securities designated at FVOCI
From AFS securities		459
Remeasurements [member]
Assets
Cash and non-interest-bearing deposits with banks		0
Interest-bearing deposits with banks		0
Securities measured at amortized cost
Securities		0
Cash collateral on securities borrowed		0
Securities purchased under resale agreements		0
Loans
Loans, net of allowance for credit losses		(138)
Loans		(138)
Other		25
Total assets		(113)
LIABILITIES AND EQUITY
Deposits		0
Cash collateral on securities lent		0
Obligations related to securities sold under repurchase agreements		0
Subordinated indebtedness		0
Obligations related to securities sold short		0
Other		(6)
Total liabilities		(6)
Equity
Contributed surplus		0
Retained earnings		(148)
Accumulated other comprehensive income
Recognition of ECL under IFRS 9 on debt securities measured at FVOCI		45
Total shareholders' equity		(103)
Non-controlling interests		(4)
Total equity		(107)
Total liabilities and equities		(113)
Remeasurements [member] | Preference shares [member]
Equity
Issued capital		0
Remeasurements [member] | Common shares [member]
Equity
Issued capital		0
Remeasurements [member] | Loans [member]
Loans
Loans mandatorily measured at FVTPL		$ 0
IFRS9 [member]
Assets
Cash and non-interest-bearing deposits with banks	$ 3,440
Interest-bearing deposits with banks	10,712
Securities mandatorily measured and designated at FVTPL
Closing balance	51,931		52,578
Debt securities measured at FVOCI
Closing balance			35,648
Equity securities designated at FVOCI
Closing balance			562
Securities measured at amortized cost
Closing balance			12,876
Securities	93,445		$ 101,664
Cash collateral on securities borrowed	5,035
Securities purchased under resale agreements	40,383
Loans
Loans, net of allowance for credit losses	356,221
Loans	356,584
Other	55,568
Total assets	565,167
LIABILITIES AND EQUITY
Deposits	439,706
Cash collateral on securities lent	2,024
Obligations related to securities sold under repurchase agreements	27,971
Subordinated indebtedness	3,209
Obligations related to securities sold short	13,713
Other	47,398
Total liabilities	534,021
Equity
Contributed surplus	137
Retained earnings	15,957
Accumulated other comprehensive income
Closing balance	509
Reclassification of AFS debt securities to securities measured at amortized cost	0
Reclassification of AFS equity securities to securities mandatorily measured at FVTPL	0
Recognition of ECL under IFRS 9 on debt securities measured at FVOCI	0
Total shareholders' equity	30,948
Non-controlling interests	198
Total equity	31,146
Total liabilities and equities	565,167
IFRS9 [member] | Preference shares [member]
Equity
Issued capital	1,797
IFRS9 [member] | Common shares [member]
Equity
Issued capital	12,548
IFRS9 [member] | Loans [member]
Loans
Loans mandatorily measured at FVTPL	363
IFRS9 [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Debt securities measured at FVOCI
Closing balance	32,945
IFRS9 [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Equity securities designated at FVOCI
Closing balance	459
IFRS9 [member] | Financial assets at amortised cost [member]
Securities measured at amortized cost
Closing balance	$ 8,110